Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Derivative Financial Assets And Liabilities Explanatory
31.12.21 31.12.20
USD billion
Derivative
financial
assets
Notional
amounts
related to
derivative
financial
assets
2,3
Derivative
financial
liabilities
Notional
amounts
related to
derivative
financial
liabilities
2,3
Other
notional
amounts
2,4
Derivative
financial
assets
Notional
amounts
related to
derivative
financial
assets
2,3
Derivative
financial
liabilities
Notional
amounts
related to
derivative
financial
liabilities
2,3
Other
notional
amounts
2,4
Interest rate contracts 33.2 991.2 28.7 943.1 8,675.1 50.9 928.0 43.9 880.4 11,291.5
of which: forward contracts (OTC)
1
0.1 29.4 0.2 28.6 443.6 0.0 19.8 0.4 21.9 2,602.5
of which: swaps (OTC)
26.4 394.3 19.2 344.1 7,549.4 40.8 407.0 30.9 364.8 8,105.2
of which: options (OTC)
6.6 545.2 9.2 553.6 10.1 447.5 12.5 460.5
of which: futures (ETD)
525.0 480.6
of which: options (ETD) 0.0 22.4 0.0 16.8 157.1 0.0 53.6 0.0 33.1 103.3
Credit derivative contracts 1.4 44.7 1.8 46.3 2.4 57.6 2.9 64.8 of which: credit default swaps (OTC)
1.3 39.4 1.6 44.1 2.2 53.6 2.6 62.3
of which: total return swaps (OTC) 0.1 1.3 0.2 1.7 0.1 1.9 0.3 2.5
Foreign exchange contracts 53.3 3,030.8 54.1 2,938.8 1.2 68.7 2,951.1 70.5 2,820.4 1.4
of which: forward contracts (OTC) 23.8 1,008.9 23.8 1,043.2 27.3 779.1 29.0 853.3
of which: swaps (OTC)
24.3 1,606.3 24.9 1,480.3 34.3 1,727.3 34.4 1,567.3
of which: options (OTC) 5.2 412.6 5.3 408.6 7.1 440.9 7.1 394.7
Equity contracts 28.2 456.9 34.9 603.9 80.1 34.8 449.6 41.2 581.3 91.3
of which: swaps (OTC) 4.7 105.7 9.3 154.8 6.4 89.4 9.8 108.4 of which: options (OTC) 4.6 61.4 6.5 102.3 7.0 87.1 10.9 146.2 of which: futures (ETD) 71.2 67.9
of which: options (ETD) 10.2 289.6 9.8 346.3 8.8 10.7 273.1 11.3 326.8 23.5
of which: client-cleared transactions (ETD) 8.6 9.4 10.7 9.1
Commodity contracts 1.6 57.8 1.6 56.4 14.7 2.2 57.8 2.0 49.7 10.1 of which: swaps (OTC) 0.5 19.9 0.8 25.4 0.5 17.7 0.8 18.0
of which: options (OTC) 0.4 14.0 0.2 10.4 1.0 23.5 0.7 17.8
of which: futures (ETD) 13.9 9.3
of which: forward contracts (ETD)

0.0
18.1

0.0
15.2

0.0
8.0

0.0
6.3
of which: client-cleared transactions (ETD) 0.6 0.4 0.5 0.3
Loan commitments

measured at FVTPL (OTC)

0.0
0.8 0.0 8.2 0.0 10.2
Unsettled purchases of non-derivative
financial instruments
5
0.1 13.3 0.2 10.6 0.3 18.3 0.2 10.0
Unsettled sales of non-derivative financial
instruments
5
0.2 18.2 0.1 9.4 0.2 17.2 0.3 12.9
Total derivative instruments,

based on IFRS netting
6
118.1 4,613.8 121.3 4,616.6 8,771.1 159.6 4,479.5 161.1 4,429.7 11,394.4
1 Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments.

2 In cases where
derivative financial instruments

are presented on

a net basis

on the balance

sheet, the respective

notional

amounts of the

netted derivative financial

instruments are still

presented on a

gross basis.

3 Notional
amounts of client-cleared ETD and OTC

transactions through central clearing counterparties

are not disclosed, as they have significantly different

risk profile.

4 Other notional amounts relate to derivatives that

are
cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative
instruments and Cash collateral

payables on derivative

instruments and was not

material for all periods presented.

5 Changes in the fair

value of purchased and sold

non-derivative financial instruments between
trade date and settlement date

are recognized as derivative financial instruments.

6 Derivative financial assets and liabilities are

presented net on the balance sheet

if UBS has the unconditional

and legally enforceable
right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 22 for more information on netting arrangements.

UBS AG
Entity [Table]
Disclosure Of Derivative Financial Assets And Liabilities Explanatory
31.12.21 31.12.20
USD billion
Derivative
financial
assets
Notional
amounts
related to
derivative
financial
assets
2,3
Derivative
financial
liabilities
Notional
amounts
related to
derivative
financial
liabilities
2,3
Other
notional
amounts
2,4
Derivative
financial
assets
Notional
amounts
related to
derivative
financial
assets
2,3
Derivative
financial
liabilities
Notional
amounts
related to
derivative
financial
liabilities
2,3
Other
notional
amounts
2,4
Interest rate contracts 33.2 991.2 28.7 943.1 8,675.1 50.9 928.0 43.9 880.4 11,291.5
of which: forward contracts (OTC)
1
0.1 29.4 0.2 28.6 443.6 0.0 19.8 0.4 21.9 2,602.5
of which: swaps (OTC) 26.4 394.3 19.2 344.1 7,549.4 40.8 407.0 30.9 364.8 8,105.2
of which: options (OTC) 6.6 545.2 9.2 553.6 10.1 447.5 12.5 460.5 of which: futures (ETD) 525.0 480.6
of which: options (ETD) 0.0 22.4 0.0 16.8 157.1 0.0 53.6 0.0 33.1 103.3
Credit derivative contracts 1.4 44.7 1.8 46.3 2.4 57.6 2.9 64.8 of which: credit default swaps (OTC) 1.3 39.4 1.6 44.1 2.2 53.6 2.6 62.3 of which: total return swaps (OTC) 0.1 1.3 0.2 1.7 0.1 1.9 0.3 2.5
Foreign exchange contracts 53.3 3,031.0 54.1 2,938.8 1.2 68.7 2,951.2 70.5 2,820.4 1.4
of which: forward contracts (OTC) 23.8 1,009.1 23.8 1,043.2 27.3 779.2 29.0 853.3
of which: swaps (OTC)
24.3 1,606.4 24.9 1,480.3 34.3 1,727.3 34.4 1,567.3
of which: options (OTC) 5.2 412.6 5.3 408.6 7.1 440.9 7.1 394.7
Equity contracts 28.2 456.9 34.9 603.9 80.1 34.8 449.6 41.2 581.3 91.3
of which: swaps (OTC) 4.7 105.7 9.3 154.8 6.4 89.4 9.8 108.4 of which: options (OTC) 4.6 61.4 6.5 102.3 7.0 87.1 10.9 146.2 of which: futures (ETD) 71.2 67.9
of which: options (ETD) 10.2 289.6 9.8 346.3 8.8 10.7 273.1 11.3 326.8 23.5
of which: client-cleared transactions (ETD) 8.6 9.4 10.7 9.1
Commodity contracts 1.6 57.8 1.6 56.4 14.7 2.2 57.8 2.0 49.7 10.1 of which: swaps (OTC) 0.5 19.9 0.8 25.4 0.5 17.7 0.8 18.0
of which: options (OTC) 0.4 14.0 0.2 10.4 1.0 23.5 0.7 17.8
of which: futures (ETD) 13.9 9.3
of which: forward contracts (ETD) 0.0 18.1 0.0 15.2 0.0 8.0 0.0 6.3 of which: client-cleared transactions (ETD) 0.6 0.4 0.5 0.3
Loan commitments

measured at FVTPL (OTC)

0.0
0.8 0.0 8.2 0.0 10.2
Unsettled purchases of non-derivative
financial instruments
5
0.1 13.3 0.2 10.6 0.3 18.3 0.2 10.0
Unsettled sales of non-derivative financial
instruments
5
0.2 18.2 0.1 9.4 0.2 17.2 0.3 12.9
Total derivative instruments,

based on IFRS netting
6
118.1 4,614.0 121.3 4,616.6 8,771.1 159.6 4,479.6 161.1 4,429.7 11,394.4
1 Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments.

2 In cases where
derivative financial instruments

are presented on

a net basis

on the bal

ance sheet, the

respective notional amounts

of the netted

derivative financial

instruments are

still presented on

a gross basis.

3 Notional
amounts of client-cleared ETD and OTC

transactions through central clearing

counterparties are not disclosed, as they

have significantly different risk profile.

4 Other notional amounts relate to derivatives

that are
cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance

sheet net of the corresponding cash margin under Cash collateral receivables on derivative
instruments and Cash collateral

payables on derivative

instruments and was not

material for all periods

presented.

5 Changes in the

fair value of purchased

and sold non-derivative financial

instruments between
trade date and

settlement date are

recognized as derivative

financial instruments.

6 Derivative financial

assets and liabilities

are presented net

on the balance

sheet if UBS

AG has the

unconditional and legally
enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 22 for more information on netting arrangements.